SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2022
Quarterly Financial Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 18:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial expenses and others, net:

	Year ended December 31,
	2020	2021	2022

Financial income:
Interest on deposits	$79	$160	$107
Foreign currency translation differences and derivatives	1,330	571	3,054
Others	807	-	-

	2,216	731	3,161
Financial expenses:
Bank charges and interest on loans	(4,130)	(4,650)	(5,016)
Foreign currency translation differences and derivatives	(3,716)	(4,449)	(4,451)
Others	(293)	(257)	-

	(8,139)	(9,356)	(9,467)

	$(5,923)	$(8,625)	$(6,306)

b.	Net loss per share:

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2020	2021	2022
Numerator:
Numerator for basic and diluted net loss per share - loss available to shareholders of Ordinary shares	$(17,092)	$(14,828)	$(19,689)

Denominator:
Denominator for basic and diluted net loss per share – adjusted weighted average number of Ordinary shares	81,149,687	83,414,831	84,132,982